Share-Based Payments - Total Expenses Arising from Share-Based Payment Transactions (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share-based payment expense	$ 2,001,572	$ 1,486,841	$ 1,702,159
Share-based payment expense	$ 2,001,572	$ 1,486,841